FINANCING RECEIVABLES - By Portfolio Segment (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Financing receivables
Financing receivables pledged as collateral for borrowings	$ 689	$ 773	$ 689
Financing receivables held for sale	0	$ 0	0
Total Lease Receivable and Loan Receivable Portfolio Segments
Financing receivables
Number of portfolio segments | item		2
Number of classes of financing receivable | item		3
Financing receivables on a gross basis	18,073	$ 19,259	18,073
Collectively evaluated for impairment	17,726	18,990	17,726
Individually evaluated for impairment	347	269	347
Allowance for credit losses:
Allowance for credit losses, beginning balance		410	590
Write-offs	(188)	(137)	(237)
Recoveries		2	2
Provision		16	58
Other		24	(3)
Allowance for credit losses, ending balance	410	314	410
Collectively evaluated for impairment	90	64	90
Individually evaluated for impairment	320	250	320
Total Lease Receivable and Loan Receivable Portfolio Segments | Americas
Financing receivables
Financing receivables on a gross basis	10,015	10,626	10,015
Collectively evaluated for impairment	9,847	10,497	9,847
Individually evaluated for impairment	168	129	168
Allowance for credit losses:
Allowance for credit losses, beginning balance		223	175
Write-offs	(30)	(51)	(36)
Recoveries		1	2
Provision		(8)	65
Other		7	17
Allowance for credit losses, ending balance	223	172	223
Collectively evaluated for impairment	62	43	62
Individually evaluated for impairment	161	128	161
Total Lease Receivable and Loan Receivable Portfolio Segments | EMEA
Financing receivables
Financing receivables on a gross basis	4,480	4,946	4,480
Collectively evaluated for impairment	4,460	4,889	4,460
Individually evaluated for impairment	20	57	20
Allowance for credit losses:
Allowance for credit losses, beginning balance		22	72
Write-offs	(33)	(1)	(48)
Recoveries		1	0
Provision		29	(1)
Other		11	(1)
Allowance for credit losses, ending balance	22	61	22
Collectively evaluated for impairment	13	15	13
Individually evaluated for impairment	9	46	9
Total Lease Receivable and Loan Receivable Portfolio Segments | Asia Pacific
Financing receivables
Financing receivables on a gross basis	3,578	3,687	3,578
Collectively evaluated for impairment	3,419	3,604	3,419
Individually evaluated for impairment	159	83	159
Allowance for credit losses:
Allowance for credit losses, beginning balance		165	343
Write-offs	(125)	(85)	(154)
Recoveries		0	0
Provision		(4)	(6)
Other		6	(18)
Allowance for credit losses, ending balance	165	82	165
Collectively evaluated for impairment	15	6	15
Individually evaluated for impairment	150	76	150
Lease receivables
Financing receivables
Financing receivables on a gross basis	6,336	6,593	6,336
Allowance for credit losses:
Allowance for credit losses, beginning balance		133	213
Write-offs	(73)
Allowance for credit losses, ending balance	133	103	133
Lease receivables | Americas
Financing receivables
Financing receivables on a gross basis	3,830	3,911	3,830
Allowance for credit losses:
Allowance for credit losses, beginning balance		54	52
Allowance for credit losses, ending balance	54	63	54
Lease receivables | EMEA
Financing receivables
Financing receivables on a gross basis	1,171	1,349	1,171
Allowance for credit losses:
Allowance for credit losses, beginning balance		4	17
Allowance for credit losses, ending balance	4	9	4
Lease receivables | Asia Pacific
Financing receivables
Financing receivables on a gross basis	1,335	1,333	1,335
Allowance for credit losses:
Allowance for credit losses, beginning balance		76	143
Allowance for credit losses, ending balance	76	31	76
Loan receivables
Financing receivables
Financing receivables on a gross basis	11,737	12,667	11,737
Allowance for credit losses:
Allowance for credit losses, beginning balance		276	377
Write-offs	(115)
Allowance for credit losses, ending balance	276	211	276
Loan receivables | Americas
Financing receivables
Financing receivables on a gross basis	6,185	6,715	6,185
Allowance for credit losses:
Allowance for credit losses, beginning balance		169	122
Allowance for credit losses, ending balance	169	108	169
Loan receivables | EMEA
Financing receivables
Financing receivables on a gross basis	3,309	3,597	3,309
Allowance for credit losses:
Allowance for credit losses, beginning balance		18	55
Allowance for credit losses, ending balance	18	52	18
Loan receivables | Asia Pacific
Financing receivables
Financing receivables on a gross basis	2,243	2,354	2,243
Allowance for credit losses:
Allowance for credit losses, beginning balance		89	200
Allowance for credit losses, ending balance	$ 89	$ 51	$ 89